Accounts Payable and Accrued Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounts Payable and Accrued Expenses [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 4 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consisted of the following as of June 30, 2023 (unaudited) and December 31, 2022:

	June 30,	December 31,
	2023	2022

Trade payables	$871,017	$623,130
Accrued payroll and related obligations	193,062	145,837
Other accrued expenses	166,628	385,105
Carrying Value at June 30, 2023	$1,230,707	$1,154,072

On February 14, 2023, the Company’s Board of Directors resolved to implement a revised budget for 2023 in order to reduce expenses and cash requirements and as part of such revised budget decided to re-balance staffing levels to better align with the evolving needs of the Company (the “Labor Reduction Plan”). Under the Labor Reduction Plan, 12 employees and 6 contractors have left the Company. The Company has also given termination notice to certain vendors and contractors that provide services to the Company. For the six months ended June 30, 2023, the Company incurred approximately $0.8 million of severance expenses, of which $0.4 million was paid and $0.1 million was included in the Accounts payable and accrued expenses and the remaining $0.3 million was accrued for in Other liabilities as a long term liability on the unaudited Condensed Consolidated Balance Sheets as of June 30, 2023.

NOTE 5 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consisted of the following as of December 31, 2022 and 2021:

	2022	2021
Trade payables	$623,130	$548,087
Accrued interest	-	33,553
Accrued payroll and related expenses	145,837	783,144
Other	385,105	413,309
	$1,154,072	$1,778,093